PICTET FUNDS
                           (the "Trust")

                  Pictet Global Emerging Markets Fund

                     Supplement dated July 8, 2004
                                to
         Institutional Class Prospectus dated April 30, 2004

     THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE TRUST'S PROSPECTUS DATED APRIL 30, 2004.

     The Trustees of the Trust have approved the reorganization of the Pictet Global Emerging Markets Fund into the Forward Global Emerging Markets Fund. The Forward Global Emerging Markets Fund is a series of Forward Funds, Inc., an open-end management investment company organized as a Maryland Corporation. The Forward Global Emerging Markets Fund is a newly created Fund with investment objectives and strategies that are substantially the same as the Pictet Global Emerging Markets Fund.

     In the reorganization, the assets of the Pictet Global Emerging Markets Fund will be transferred to the Forward Global Emerging Markets Fund for shares of the Forward Global Emerging Markets Fund and the assumption by the Forward Global Emerging Markets Fund of the liabilities of the Pictet Global Emerging Markets Fund. The shares of the Forward Global Emerging Markets Fund received in the reorganization will be distributed to the shareholders of the Pictet Global Emerging Markets Fund, who will become shareholders of the corresponding Forward Global Emerging Markets Fund, owning shares with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Pictet Global Emerging Market Fund shares as of the close of the reorganization.

     After the reorganization is complete, Pictet International Management Limited, the investment advisor to the Pictet Global Emerging Markets Fund, will be the sub-advisor to the Forward Global Emerging Markets Fund and will be responsible for day-to-day management of the assets of the Forward Global Emerging Markets Fund. Forward Management, LLC will be the investment advisor to the Forward Global Emerging Markets Fund.

     Completion of the reorganization is subject to a number of conditions, including approval of the shareholders of the Pictet Global Emerging Markets Fund. Proxy materials describing in greater detail the proposed reorganization of the Pictet Global Emerging Markets Fund and seeking shareholder approval of the reorganization at a special shareholder meeting will be sent to shareholders of the Pictet Global Emerging Markets Fund at a later date. Shareholders should read the proxy materials carefully before determining whether to vote to approve the reorganization. If approved by the shareholders, the reorganization is expected to close on or about September 17, 2004.


            INVESTORS SHOULD RETAIN THIS SUPPLEMENT
           WITH THE PROSPECTUS FOR FUTURE REFERENCE.




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                            PICTET FUNDS
                           (the "Trust")

                Pictet Global Emerging Markets Fund

                   Supplement dated July 8, 2004
                               to
            Retail Class Prospectus dated April 30, 2004

     THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE TRUST'S PROSPECTUS DATED APRIL 30, 2004.

     The Trustees of the Trust have approved the reorganization of the Pictet Global Emerging Markets Fund into the Forward Global Emerging Markets Fund. The Forward Global Emerging Markets Fund is a series of Forward Funds, Inc., an open-end management investment company organized as a Maryland Corporation. The Forward Global Emerging Markets Fund is a newly created Fund with investment objectives and strategies that are substantially the same as the Pictet Global Emerging Markets Fund.

     In the reorganization, the assets of the Pictet Global Emerging Markets Fund will be transferred to the Forward Global Emerging Markets Fund for shares of the Forward Global Emerging Markets Fund and the assumption by the Forward Global Emerging Markets Fund of the liabilities of the Pictet Global Emerging Markets Fund. The shares of the Forward Global Emerging Markets Fund received in the reorganization will be distributed to the shareholders of the Pictet Global Emerging Markets Fund, who will become shareholders of the corresponding Forward Global Emerging Markets Fund, owning shares with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Pictet Global Emerging Market Fund shares as of the close of the reorganization.

     After the reorganization is complete, Pictet International Management Limited, the investment advisor to the Pictet Global Emerging Markets Fund, will be the sub-advisor to the Forward Global Emerging Markets Fund and will be responsible for day-to-day management of the assets of the Forward Global Emerging Markets Fund. Forward Management, LLC will be the investment advisor to the Forward Global Emerging Markets Fund.

     Completion of the reorganization is subject to a number of conditions, including approval of the shareholders of the Pictet Global Emerging Markets Fund. Proxy materials describing in greater detail the proposed reorganization of the Pictet Global Emerging Markets Fund and seeking shareholder approval of the reorganization at a special shareholder meeting will be sent to shareholders of the Pictet Global Emerging Markets Fund at a later date. Shareholders should read the proxy materials carefully before determining whether to vote to approve the reorganization. If approved by the shareholders, the reorganization is expected to close on or about September 17, 2004.


              INVESTORS SHOULD RETAIN THIS SUPPLEMENT
             WITH THE PROSPECTUS FOR FUTURE REFERENCE.